Goodwill and Intangible Assets, Net - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 1,810
2015	3,259
2016	2,915
2017	2,655
2018 and thereafter	15,923
Finite-Lived Intangible Assets, Net, Total	$ 26,562